Miller/Howard High Income Equity Fund
SCHEDULE OF INVESTMENTS
July 31, 2022
(unaudited)

Common Stock - 91.4%	Shares	Fair Value

Advertising, Public Relations, and Related Services - 3.9%
Omnicom Group, Inc. (e)	115,000	$8,031,600

Automotive Parts, Accessories, and Tire Stores - 2.4%
Advance Auto Parts, Inc.	25,000	4,840,500

Computer & Office Equipment - 1.3%
HP, Inc.	80,000	2,671,200

Cut and Sew Apparel Manufacturing - 4.0%
Ralph Lauren Corp. (b)	82,500	8,136,975

Depository Credit Intermediation - 5.7%
Ally Financial, Inc. (b)	65,000	2,149,550
Bank of New York Mellon Corp/The	70,000	3,042,200
KeyCorp (b)(d)	349,000	6,386,700
		11,578,450

Drugs and Druggists' Sundries Merchant Wholesalers - 4.9%
Cardinal Health, Inc. (d)	168,000	10,006,080

Eating Places - 2.5%
Cracker Barrel Old Country Store, Inc. (b)	55,000	5,228,850

Electric Power Generation, Transmission and Distribution - 2.4%
Portland General Electric Co. (b)	94,400	4,846,496

Health and Personal Care Stores - 3.5%
Walgreens Boots Alliance, Inc. (d)	180,000	7,131,600

Insurance Carriers - 5.2%
The Allstate Corp. (d)	60,000	7,018,200
Unum Group (b)(d)	110,000	3,540,900
		10,559,100

Medical Equipment and Supplies Manufacturing - 1.5%
Edwards Lifesciences Corp. (c)	30,000	3,016,200

Motor Vehicles - 3.7%
Ford Motor Co. (b)	515,000	7,565,350

Oil and Gas Extraction - 5.4%
Ovintiv, Inc.	113,000	5,773,170
Shell Plc ADR (d)	100,000	5,338,000
		11,111,170

Other Miscellaneous Manufacturing - 2.6%
British American Tobacco Plc ADR (d)	135,000	5,287,950

Petroleum Refining - 5.5%
TotalEnergies SE ADR (d)(e)	220,000	11,233,200

Pharmaceutical Preparations - 5.9%
AbbVie, Inc. (e)	47,000	6,744,970
Johnson & Johnson (e)	30,000	5,235,600
		11,980,570

Pipeline Transportation of Natural Gas - 6.8%
Equitrans Midstream Corp.	1,100,000	8,635,000
TC Energy Corp. ADR	100,000	5,332,000
		13,967,000

Plastics Materials, Synthetic Resins, & Nonvulcanizable Elastomers - 2.2%
LyondellBasell Industries N.V. (Netherlands) ADR - Class A	50,000	4,456,000

Radiotelephone Communications - 2.5%
Vodafone Group Plc ADR (d)	350,000	5,166,000

Residential Building Construction - 4.3%
MDC Holdings, Inc. (b)(d)	245,000	8,881,250

Security Brokers, Dealers, and Flotation Companies - 1.5%
Virtu Financial, Inc. - Class A	130,000	3,032,900

Semiconductors & Related Devices - 2.2%
Texas Instruments, Inc. (d)	25,000	4,472,250

Sporting Goods, Hobby, and Musical Instrument Stores - 2.3%
Dick's Sporting Goods, Inc. (b)	50,000	4,679,500

Support Activities for Mining - 6.5%
BHP Group Ltd. ADR (b)	120,000	6,604,800
Rio Tinto Plc ADR(b)	110,000	6,713,300
		13,318,100

Surety Insurance - 2.7%
Old Republic International Corp. (d)	240,000	5,584,800

Total Common Stock (Cost $195,471,206)		186,783,091

Master Limited Partnership - 13.2%	Shares	Fair Value

Investment Advice - 1.6%
AllianceBernstein Holding LP	75,000	3,304,500

Natural Gas Transmission - 11.6%
Energy Transfer L.P. (e)	750,500	8,488,155
Enterprise Products Partners L.P. (e)	300,000	8,019,000
MPLX LP (d)	224,000	7,282,240
		23,789,395

Total Master Limited Partnership (Cost $19,590,724)		27,093,895

Real Estate Investment Trusts (REITs) - 8.3%	Shares	Fair Value

Lamar Advertising Co. - Class A (d)	100,000	10,106,000
Brandywine Realty Trust (d)	725,000	6,778,750
		16,884,750

Total Real Estate Investment Trusts (REITs) (Cost $20,840,970)		16,884,750

Short-Term Investments: 5.7%
Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 1.49% (a)	11,673,588	11,673,588
Total Short-Term Investments (Cost $11,673,588)		11,673,588

Investments Purchased with Proceeds from Securities Lending: 22.8%
Mount Vernon Liquid Assets Portfolio, LLC, 2.30% (a)	46,536,063	46,536,063
Total Investments Purchased with Proceeds from Securities Lending (Cost $46,536,063)		46,536,063

Total Investments - 141.4% (cost $294,112,551)		288,971,387
Total Value of Options Written (Premiums received $282,390) - (0.4%)		(763,500)
Other Assets and Liabilities - (41.0)%		(83,806,128)
Total Net Assets Applicable to Common Stockholders - 100.0%		$204,401,759

Note: Percentages indicated are based on the net assets of the Fund.

ADR	American Depository Receipt
(a)	Rate indicated is the current yield as of July 31, 2022.
(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)
All or a portion of this security has been pledged as collateral in connection with the Fund's Special Custody Account Agreement. As of July 31 2022, the total value of securites pledged as collateral for the Special Custody Account Agreement was $87,704,468.

(e)
All or a portion of this security represents collateral for written options. The value of the securities segregated as collateral for written options is $35,788,150, which is 17.5% of total net assets.

Miller/Howard High Income Equity Fund
SCHEDULE OF OPTIONS WRITTEN
July 31, 2022
(unaudited)

Options Written	Expiration Date	Strike Price	Contracts	Notional Amount	Fair Value
Call Options
Ford Motor Co.	August 2022	13.00	4,000	(5,876,000)	$(704,000)
Ralph Lauren Corp.	August 2022	105.00	300	(2,958,900)	(52,500)
Ralph Lauren Corp.	August 2022	110.00	100	(986,300)	(7,000)
					(763,500)

Total Value of Options Written (Premiums received $282,390)					$(763,500)

At July 31, 2022, the Funds' assets carried at market value were classified as follows:

High Income-Equity Fund

Investments in Securities (a)	Level 1	Level 2	Level 3	Total
Assets
Common Stock	$190,087,591	$-	$-	$190,087,591
Master Limited Partnerships	23,789,395	-	-	23,789,395
Real Estate Investment Trusts	16,884,750	-	-	16,884,750
Short-Term Investments (b)	11,673,588	-	-	11,673,588
Investments Purchased as
Securities Lending Collateral (c)	46,536,063	-	-	46,536,063
Total Investments in Securities	$288,971,387	$-	$-	$288,971,387
Liabilities
Written Options	$(763,500)	$-	$-	$(763,500)

(a) All industry classifications are identified in the Schedule of Investments.
(b) Short-term Investment is a sweep investment for cash balances in the Fund at July 31, 2022.
(c) Certain investments are measured at fair value using the net asset value per share (or its equivalent) have not been categorized in the fair value hierarchy in accordance with ASC 820. The fair value amounts presented in the table are intended to permit reconciliation to the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The Fund did not hold any Level 2 or 3 securities during the period ended July 31, 2022